STOCK-BASED COMPENSATION - Activity of Stock Options (Details) - 10K - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding, Beginning Balance (in shares)	2,503	1,232
Granted (in shares)	0	2,427
Exercised (in shares)	0	0
Forfeited (in shares)	0	(1,156)
Outstanding, Ending Balance (in shares)	2,503	2,503	1,232
Exercisable, Ending Balance (in shares)	456	328
Vested and expected to vest (in shares)	2,503	2,503
Weighted average exercise price
Outstanding, Beginning Balance (in usd per share)	$ 471.45	$ 3,593.85
Granted (in usd per share)		216.56
Exercised (in usd per share)		0
Forfeited (in usd per share)		3,263.98
Outstanding, Ending Balance (in usd per share)	471.45	471.45	$ 3,593.85
Exercisable, Ending Balance (in usd per share)	1,655.14	2,198.07
Vested and expected to vest (in usd per share)	$ 471.45	$ 471.45
Weighted average remaining contractual term (years)
Outstanding (years)	9 years 3 months 18 days	9 years 6 months 18 days	4 years 8 months 15 days
Exercisable (years)	8 years 9 months 10 days	8 years 9 months 21 days
Vested and expected to vest (years)	9 years 3 months 18 days	9 years 6 months 18 days